SHARE-BASED COMPENSATION - Restricted share units under 2015 plan (Details) - Restricted share units ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares) | shares		2,187,500
Granted (in shares) | shares		17,995,626
Vested (in shares) | shares		(3,750,000)
Forfeited (in shares) | shares		(30,000)
Unvested the end of the period (in shares) | shares		16,403,126	2,187,500
Expected to vest | shares	16,403,126	16,403,126
Weighted-average grant date fair value
Unvested at the beginning of the period (in dollars per share) | $ / shares	$ 2.26
Granted (in dollars per share) | $ / shares	4.36
Vested (in dollars per share) | $ / shares	3.72
Forfeited (in dollars per share) | $ / shares	6.49
Unvested at the ending of the period (in dollars per share) | $ / shares	4.22
Expected to vest (in dollars per share) | $ / shares	$ 4.22
Stock-based compensation expense | ¥		¥ 185,138	¥ 38,272	¥ 26,197
Unrecognized compensation expense | ¥	$ 368,252	¥ 368,252
Weighted average remaining service period		3 years 11 months 23 days